Note 18 - Regulatory Matters - Capital and Leverage Ratios (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Parent Company [Member]
Tier 1 leverage ratio, amount	$ 106,544,000	$ 108,756,000
Tier 1 leverage ratio, percent	0.0743	0.0796
Tier 1 leverage ratio, amount to be well capitalized	$ 71,680,000	$ 68,352,000
Tier 1 leverage ratio, percent to be well capitalized	0.05	0.05
Tier 1 leverage ratio, amount to be adequately capitalized	$ 57,344,000	$ 54,682,000
Tier 1 leverage ratio, percent to be adequately capitalized	0.04	0.04
Common Equity tier 1 capital ratio, amount	$ 106,544,000	$ 108,756,000
Common Equity tier 1 capital ratio, percent	0.0743	0.1319
Common Equity tier 1 capital ratio, amount to be well capitalized	$ 93,185,000	$ 88,858,000
Common Equity tier 1 capital ratio, percent to be well capitalized	6.50%	6.50%
Common Equity tier 1 capital ratio, amount to be adequately capitalized	$ 64,512	$ 61,517,000
Common Equity tier 1 capital ratio, percent to be adequately capitalized	4.50%	4.50%
Tier 1 risk-based capital ratio, amount	$ 106,544,000	$ 108,756,000
Tier 1 risk-based capital ratio, percent	0.1195	0.1319
Tier 1 risk-based capital ratio, amount to be well capitalized	$ 71,353,000	$ 65,951,000
Tier 1 risk-based capital ratio, percent to be well capitalized	0.08	0.08
Tier 1 risk-based capital ratio, amount to be adequately capitalized	$ 53,515,000	$ 49,463,000
Tier 1 risk-based capital ratio, percent to be adequately capitalized	0.06	0.06
Total risk-based capital ratio, amount	$ 113,239,000	$ 114,020,000
Total risk-based capital ratio, percent	0.127	0.1383
Total risk-based capital ratio, amount to be well capitalized	$ 89,192,000	$ 82,438,000
Total risk-based capital ratio, percent to be well capitalized	0.10	0.10
Total risk-based capital ratio, amount to be adequately capitalized	$ 71,353,000	$ 65,951,000
Total risk-based capital ratio, percent to be adequately capitalized	0.08	0.08
Subsidiaries [Member]
Tier 1 leverage ratio, amount	$ 123,832,000	$ 126,105,000
Tier 1 leverage ratio, percent	0.0864	0.0923
Tier 1 leverage ratio, amount to be well capitalized	$ 71,653,000	$ 68,333,000
Tier 1 leverage ratio, percent to be well capitalized	0.05	0.05
Tier 1 leverage ratio, amount to be adequately capitalized	$ 57,322,000	$ 54,667,000
Tier 1 leverage ratio, percent to be adequately capitalized	0.04	0.04
Common Equity tier 1 capital ratio, amount	$ 123,832,000	$ 126,105,000
Common Equity tier 1 capital ratio, percent	0.0864	0.1534
Common Equity tier 1 capital ratio, amount to be well capitalized	$ 93,149,000	$ 88,833,000
Common Equity tier 1 capital ratio, percent to be well capitalized	6.50%	6.50%
Common Equity tier 1 capital ratio, amount to be adequately capitalized	$ 64,488,000	$ 61,500,000
Common Equity tier 1 capital ratio, percent to be adequately capitalized	4.50%	4.50%
Tier 1 risk-based capital ratio, amount	$ 123,832,000	$ 126,105,000
Tier 1 risk-based capital ratio, percent	0.1389	0.1534
Tier 1 risk-based capital ratio, amount to be well capitalized	$ 71,315,000	$ 65,759,000
Tier 1 risk-based capital ratio, percent to be well capitalized	0.08	0.08
Tier 1 risk-based capital ratio, amount to be adequately capitalized	$ 53,486,000	$ 49,320,000
Tier 1 risk-based capital ratio, percent to be adequately capitalized	0.06	0.06
Total risk-based capital ratio, amount	$ 130,526,000	$ 131,370,000
Total risk-based capital ratio, percent	0.1464	0.1598
Total risk-based capital ratio, amount to be well capitalized	$ 89,144,000	$ 82,199,000
Total risk-based capital ratio, percent to be well capitalized	0.10	0.10
Total risk-based capital ratio, amount to be adequately capitalized	$ 71,315,000	$ 65,759,000
Total risk-based capital ratio, percent to be adequately capitalized	0.08	0.08